Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with the SEC disclosure rules:
					Value of Initial Fixed $100 Investment Based on:(4)
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income ($M)	Net Sales ($M)(6)
2023	$7,019,878	$5,868,695	$1,730,960	$1,540,794	$105.88	$149.11	$56.6	$908.4
2022	$4,545,401	($8,743,936)	$1,775,842	($635,938)	$95.68	$116.57	$116.6	$971.6
2021	$5,792,438	$18,065,163	$1,404,691	$2,305,335	$218.87	$133.10	$108.1	$932.9
2020	$4,188,162	$5,610,130	$1,325,109	$1,518,722	$124.50	$112.00	$50.0	$802.6
(1)
R. Colin Gouveia served as the Company’s Principal Executive Officer for the entire 2023 fiscal year. Bruce Hoechner served as the Company’s Principal Executive Officer for the entirety of 2020, 2021, and 2022, and the Company’s other NEOs for the applicable years are as follows:

•	2023: Ram Mayampurath, Lawrence E. Schmid, Jessica A. Morton and Michael R. Webb
•	2022: Ram Mayampurath, Robert C. Daigle, Jay B. Knoll, and R. Colin Gouveia
•	2021: Ram Mayampurath, R. Colin Gouveia, Jonathan J. Rowntree, Peter B. Williams, and Michael M. Ludwig
•	2020: Michael M. Ludwig, Robert C. Daigle, Jay B. Knoll, and R. Colin Gouveia
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of the principal executive officer and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the principal executive officers for such years.

(3)
To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for 2023 for Mr. Gouveia and for the average of the other NEOs is set forth following the footnotes to this table.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)	The TSR Peer Group is the S&P Small Cap 600 Electronic Equipment, Instruments & Components Index.
(6)
For 2023, the Compensation & Organization Committee determined that Net Sales continues to be viewed as a core driver of the Company’s performance and shareholder value creation, as reflected by its use as a performance measure under the AICP.

CAP Adjustments
YEAR	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested during Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(h)	(Minus) Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
R. Colin Gouveia
2023	7,019,878	—	—	(5,972,600)	4,987,789	(269,006)	—	102,634	—	5,868,695
Other NEOs (Average)(j)
2023	1,730,960	—	—	(1,204,666)	1,016,699	(16,701)	—	14,502	—	1,540,794
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)
Represents the aggregate change in the actuarial present value of the applicable NEO’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the applicable NEO’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of the indicated fiscal year end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for each year.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
(1)
R. Colin Gouveia served as the Company’s Principal Executive Officer for the entire 2023 fiscal year. Bruce Hoechner served as the Company’s Principal Executive Officer for the entirety of 2020, 2021, and 2022, and the Company’s other NEOs for the applicable years are as follows:

•	2023: Ram Mayampurath, Lawrence E. Schmid, Jessica A. Morton and Michael R. Webb
•	2022: Ram Mayampurath, Robert C. Daigle, Jay B. Knoll, and R. Colin Gouveia
•	2021: Ram Mayampurath, R. Colin Gouveia, Jonathan J. Rowntree, Peter B. Williams, and Michael M. Ludwig
•	2020: Michael M. Ludwig, Robert C. Daigle, Jay B. Knoll, and R. Colin Gouveia

Peer Group Issuers, Footnote
(5)	The TSR Peer Group is the S&P Small Cap 600 Electronic Equipment, Instruments & Components Index.

PEO Total Compensation Amount	$ 7,019,878	$ 4,545,401	$ 5,792,438	$ 4,188,162
PEO Actually Paid Compensation Amount	$ 5,868,695	(8,743,936)	18,065,163	5,610,130
Adjustment To PEO Compensation, Footnote
(3)
To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for 2023 for Mr. Gouveia and for the average of the other NEOs is set forth following the footnotes to this table.

CAP Adjustments
YEAR	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested during Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(h)	(Minus) Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
R. Colin Gouveia
2023	7,019,878	—	—	(5,972,600)	4,987,789	(269,006)	—	102,634	—	5,868,695
Other NEOs (Average)(j)
2023	1,730,960	—	—	(1,204,666)	1,016,699	(16,701)	—	14,502	—	1,540,794
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)
Represents the aggregate change in the actuarial present value of the applicable NEO’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the applicable NEO’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of the indicated fiscal year end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 1,730,960	1,775,842	1,404,691	1,325,109
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,540,794	(635,938)	2,305,335	1,518,722
Adjustment to Non-PEO NEO Compensation Footnote
(3)
To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for 2023 for Mr. Gouveia and for the average of the other NEOs is set forth following the footnotes to this table.

CAP Adjustments
YEAR	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested during Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(h)	(Minus) Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
R. Colin Gouveia
2023	7,019,878	—	—	(5,972,600)	4,987,789	(269,006)	—	102,634	—	5,868,695
Other NEOs (Average)(j)
2023	1,730,960	—	—	(1,204,666)	1,016,699	(16,701)	—	14,502	—	1,540,794
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)
Represents the aggregate change in the actuarial present value of the applicable NEO’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the applicable NEO’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of the indicated fiscal year end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Performance
“Compensation actually paid” (“CAP”), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on vesting or year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as shareholder value creation each year, see “Compensation Discussion and Analysis” in this proxy statement and in our annual report on Form 10-K filed on February 26, 2024.
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.
PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS ROGERS CORPORATION TSR AND PEER GROUP TSR

Peer group is S&P Small Cap 600 Electronic Equipment, Instruments & Components Index.

Compensation Actually Paid vs. Net Income
Relationship Between Pay and Performance
“Compensation actually paid” (“CAP”), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on vesting or year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as shareholder value creation each year, see “Compensation Discussion and Analysis” in this proxy statement and in our annual report on Form 10-K filed on February 26, 2024.
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the four most recently completed fiscal years.
PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS ROGERS CORPORATION NET INCOME

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Pay and Performance
“Compensation actually paid” (“CAP”), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on vesting or year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as shareholder value creation each year, see “Compensation Discussion and Analysis” in this proxy statement and in our annual report on Form 10-K filed on February 26, 2024.
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Sales
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net sales during the four most recently completed fiscal years
PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS ROGERS CORPORATION NET SALES

Total Shareholder Return Vs Peer Group
Relationship Between Pay and Performance
“Compensation actually paid” (“CAP”), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on vesting or year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as shareholder value creation each year, see “Compensation Discussion and Analysis” in this proxy statement and in our annual report on Form 10-K filed on February 26, 2024.
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.
PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS ROGERS CORPORATION TSR AND PEER GROUP TSR

Peer group is S&P Small Cap 600 Electronic Equipment, Instruments & Components Index.

Tabular List, Table
Tabular List of Performance Measures
Below is a list of performance measures that, in the Company’s assessment, represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2023.
•	Net Sales
•	Operating Income
•	Relative TSR

Total Shareholder Return Amount	$ 105.88	95.68	218.87	124.5
Peer Group Total Shareholder Return Amount	149.11	116.57	133.1	112
Net Income (Loss)	$ 56,600,000	$ 116,600,000	$ 108,100,000	$ 50,000,000
Company Selected Measure Amount	908,400,000	971,600,000	932,900,000	802,600,000
PEO Name	R. Colin Gouveia	Bruce Hoechner	Bruce Hoechner	Bruce Hoechner
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,972,600)
PEO | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,987,789
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(269,006)
PEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,634
PEO | Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,204,666)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,016,699
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,701)
Non-PEO NEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,502
Non-PEO NEO | Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0